Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income FundA Portfolio of Federated Hermes Government Income TrustINSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2023Federated Hermes Government Income Fund (the “Fund”) has entered into an Agreement and Plan of Reorganization (the “Agreement”) providing for: (i) the transfer of all or substantially all of the assets of Federated Hermes Government Income Securities, Inc. (“GISI”), which offers Class A Shares, Class C Shares, Class F Shares and Institutional Shares (the “GISI Shares”), in exchange solely for Institutional Shares and Service Shares of the Fund (as described in the chart below); (ii) the distribution of Institutional Shares and Service Shares of the Fund to the holders of the outstanding GISI Shares; and (iii) the liquidation, dissolution and termination of GISI upon the terms and conditions set forth in the Agreement (the “Reorganization”).The Reorganization was approved by the Board of Directors of GISI and the Board of Trustees of the Fund on November 9, 2023. Shareholder approval was not required to effect the Reorganization and the Reorganization became effective at 4:00 p.m. Eastern time on February 23, 2024. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus.Federated Hermes GovernmentIncome Securities, Inc.Federated Hermes GovernmentIncome FundClass A SharesService SharesClass C SharesService SharesClass F SharesService SharesInstitutional SharesInstitutional SharesMarch 4, 2024Federated Hermes Government Income Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456526 (3/24)© 2024 Federated Hermes, Inc.
Federated Hermes Government Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income FundA Portfolio of Federated Hermes Government Income TrustINSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2023Federated Hermes Government Income Fund (the “Fund”) has entered into an Agreement and Plan of Reorganization (the “Agreement”) providing for: (i) the transfer of all or substantially all of the assets of Federated Hermes Government Income Securities, Inc. (“GISI”), which offers Class A Shares, Class C Shares, Class F Shares and Institutional Shares (the “GISI Shares”), in exchange solely for Institutional Shares and Service Shares of the Fund (as described in the chart below); (ii) the distribution of Institutional Shares and Service Shares of the Fund to the holders of the outstanding GISI Shares; and (iii) the liquidation, dissolution and termination of GISI upon the terms and conditions set forth in the Agreement (the “Reorganization”).The Reorganization was approved by the Board of Directors of GISI and the Board of Trustees of the Fund on November 9, 2023. Shareholder approval was not required to effect the Reorganization and the Reorganization became effective at 4:00 p.m. Eastern time on February 23, 2024. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus.Federated Hermes GovernmentIncome Securities, Inc.Federated Hermes GovernmentIncome FundClass A SharesService SharesClass C SharesService SharesClass F SharesService SharesInstitutional SharesInstitutional SharesMarch 4, 2024Federated Hermes Government Income Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456526 (3/24)© 2024 Federated Hermes, Inc.